Corporate Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of corporate information [line items]
Percentage of consolidated revenues	10.00%
China | Demand Basis
Disclosure of corporate information [line items]
Decrease in percentage of revenues	23.00%
Russia | Demand Basis
Disclosure of corporate information [line items]
Decrease in percentage of revenues	83.00%